Revenues (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Sales of systems	$ 37,071	$ 19,624	$ 13,373
Sales of disposables	16,246	10,295	7,648
Services and other	11,630	6,460	5,075
Revenues	$ 64,947	$ 36,379	$ 26,096